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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY
Investment Company Act file number   811-03826
AIM Sector Funds (Invesco Sector Funds)*
(Exact name of registrant as specified in charter)
11 Greenway Plaza, Suite 2500 Houston, Texas 77046
(Address of principal executive offices) (Zip code)
Philip A. Taylor 11 Greenway Plaza, Suite 2500 Houston, Texas 77046
(Name and address of agent for service)
Registrant’s telephone number, including area code: (713) 626-1919
Date of fiscal year end: 4/30
Date of reporting period: 01/31/11
*Funds included are: Invesco Energy Fund, Invesco Financial Services Fund, Invesco Gold & Precious Metals Fund, Invesco Leisure Fund, Invesco Small-Mid Special Value Fund, Invesco Technology Fund and Invesco Utilities Fund.

Item 1. Schedule of Investments.

Invesco Energy Fund
Quarterly Schedule of Portfolio Holdings
January 31, 2011

invesco.com/us	I-ENE-QTR-1 01/11	Invesco Advisers, Inc.

Schedule of Investments(a)
January 31, 2011
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests—98.66%
Coal & Consumable Fuels—5.69%
Arch Coal, Inc.	937,805	$32,119,821

Peabody Energy Corp.	1,157,316	73,396,981

		105,516,802

Integrated Oil & Gas—15.29%
BG Group PLC (United Kingdom)	811,004	18,248,583

Chevron Corp.	574,109	54,500,167

Exxon Mobil Corp.	725,662	58,546,410

Hess Corp.	580,466	48,828,800

Murphy Oil Corp.	131,825	8,739,998

Occidental Petroleum Corp.	472,980	45,727,706

Royal Dutch Shell PLC — Class A (United Kingdom)	480,868	16,972,348

Suncor Energy, Inc. (Canada)(b)	356,878	14,814,006

Total S.A. -ADR (France)	288,838	16,975,009

		283,353,027

Oil & Gas Drilling—10.40%
Helmerich & Payne, Inc.	1,141,290	67,027,962

Pride International, Inc. (b)	1,403,108	45,601,010

Rowan Cos., Inc. (b)	267,641	9,174,733

Seadrill Ltd. (Bermuda)(b)(c)	471,410	15,627,241

Transocean Ltd. (Switzerland)(b)	692,132	55,322,111

		192,753,057

Oil & Gas Equipment & Services—39.56%
Baker Hughes Inc.	1,380,911	94,606,213

Cameron International Corp. (b)	1,561,498	83,227,843

Core Laboratories N.V. (Netherlands)(b)(c)	188,876	17,236,824

Dresser-Rand Group, Inc. (b)	520,412	23,902,523

Dril-Quip, Inc. (b)	206,959	15,960,678

FMC Technologies, Inc. (b)	447,469	42,062,086

Halliburton Co.	2,555,109	114,979,905

Key Energy Services, Inc. (b)	790,044	10,515,486

National Oilwell Varco Inc.	1,477,514	109,188,284

Oceaneering International, Inc. (b)	273,041	21,086,956

Schlumberger Ltd.	1,315,529	117,068,926

Weatherford International Ltd. (b)	3,511,226	83,286,281

		733,122,005

Oil & Gas Exploration & Production—26.64%
Anadarko Petroleum Corp.	1,196,628	92,236,086

Apache Corp.	708,766	84,598,310

Cabot Oil & Gas Corp.	244,040	10,159,385

Canadian Natural Resources Ltd. (Canada)	444,058	19,801,448

Concho Resources Inc. (b)	119,340	11,486,475

Continental Resources, Inc. (b)	156,423	10,043,921

EOG Resources, Inc.	802,601	85,388,720

Newfield Exploration Co. (b)	542,514	39,695,749

Nexen Inc. (Canada)(b)	344,987	8,676,423

Niko Resources Ltd. (Canada)	144,763	14,096,068

Noble Energy, Inc.	94,702	8,627,352

Petrohawk Energy Corp. (b)	464,203	9,307,270

Plains Exploration & Production Co. (b)	523,394	18,528,148

Range Resources Corp.	186,028	9,277,216

Southwestern Energy Co. (b)	630,559	24,907,081

Talisman Energy Inc. (Canada)(b)	838,378	19,215,624

Tullow Oil PLC (United Kingdom)	895,910	19,051,763

Ultra Petroleum Corp. (b)	176,940	8,445,346

		493,542,385

Oil & Gas Refining & Marketing—1.08%
Valero Energy Corp.	786,646	19,949,343

Total Common Stocks & Other Equity Interests (Cost $1,234,008,093)		1,828,236,619

Money Market Funds—1.19%
Liquid Assets Portfolio — Institutional Class (d)	11,028,674	11,028,674

Premier Portfolio — Institutional Class (d)	11,028,674	11,028,674

Total Money Market Funds (Cost $22,057,348)		22,057,348

TOTAL INVESTMENTS (excluding investments purchased with cash collateral from securities on loan)—99.86% (Cost $1,256,065,441)		1,850,293,967
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds—1.19%
Liquid Assets Portfolio — Institutional Class (Cost $21,964,745)(d)(e)	21,964,745	21,964,745

TOTAL INVESTMENTS—101.04% (Cost $1,278,030,186)		1,872,258,712

OTHER ASSETS LESS LIABILITIES—(1.04)%		(19,306,623)

NET ASSETS—100.00%		$1,852,952,089

Investment Abbreviations:
ADR       — American Depositary Receipt
See accompanying notes which are an integral part of this schedule.
Invesco Energy Fund

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	All or a portion of this security was out on loan at January 31, 2011.

(d)	The money market fund and the Fund are affiliated by having the same investment adviser.

(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1E.
See accompanying notes which are an integral part of this schedule.
Invesco Energy Fund

Notes to Quarterly Schedule of Portfolio Holdings
January 31, 2011
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity.
Invesco Energy Fund

A.	Security Valuations-(continued)

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.	Other Risks — The Fund’s investments are concentrated in a comparatively narrow segment of the economy, which may make the Fund more volatile.
     The businesses in which the Fund invests may be adversely affected by foreign, federal or state regulations governing energy production, distribution and sale. Although individual security selection drives the performance of the Fund, short-term fluctuations in commodity prices may cause price fluctuations in its shares.
E.	Securities Lending — The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.

F.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results
Invesco Energy Fund

F.	Foreign Currency Translations — (continued)

of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
     The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
G.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
          The following is a summary of the tiered valuation input levels, as of January 31, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
          During the nine months ended January 31, 2011, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Equity Securities	$1,837,037,781	$35,220,931	$—	$1,872,258,712

Invesco Energy Fund

NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended January 31, 2011 was $557,861,107 and $637,383,006, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$587,011,507

Aggregate unrealized (depreciation) of investment securities	—

Net unrealized appreciation of investment securities	$587,011,507

Cost of investments for tax purposes is $1,285,247,205.
Invesco Energy Fund

Invesco Financial Services Fund
Quarterly Schedule of Portfolio Holdings
January 31, 2011

invesco.com/us	I-FSE-QTR-1 01/11	Invesco Advisers, Inc.

Schedule of Investments(a)
January 31, 2011
(Unaudited)

	Shares	Value

Common Stocks—92.35%
Asset Management & Custody Banks—13.90%
Federated Investors, Inc. -Class B	315,315	$8,538,730

Legg Mason, Inc.	254,622	8,435,627

State Street Corp.	232,164	10,846,702

		27,821,059
Consumer Finance—12.67%
American Express Co.	110,419	4,789,976

Capital One Financial Corp.	311,893	15,020,767

SLM Corp. (b)	384,294	5,537,676

		25,348,419
Data Processing & Outsourced Services—6.02%
Alliance Data Systems Corp. (b)	44,980	3,181,885

Automatic Data Processing, Inc.	125,478	6,010,396

Heartland Payment Systems, Inc.	180,137	2,846,165

		12,038,446
Diversified Banks—4.81%
Societe Generale (France)	86,733	5,607,152

U.S. Bancorp	148,720	4,015,440

		9,622,592
Diversified Capital Markets—3.40%
UBS AG (Switzerland)(b)	379,307	6,812,354

Insurance Brokers—1.94%
Marsh & McLennan Cos., Inc.	139,259	3,882,541

Investment Banking & Brokerage—8.41%
Charles Schwab Corp. (The)	291,665	5,264,553

FBR Capital Markets Corp. (b)	488,548	1,832,055

Lazard Ltd. -Class A	92,900	3,875,788

Morgan Stanley	199,162	5,855,363

		16,827,759
Life & Health Insurance—4.95%
Lincoln National Corp.	157,895	4,553,692

Prudential Financial, Inc.	20,474	1,259,355

StanCorp Financial Group, Inc.	91,800	4,095,198

		9,908,245
Other Diversified Financial Services—8.11%
Bank of America Corp.	536,478	7,365,843

Citigroup Inc. (b)	1,235,070	5,953,038

JPMorgan Chase & Co.	64,795	2,911,887

		16,230,768
Property & Casualty Insurance—4.32%
Allstate Corp. (The)	17,067	531,466

XL Group PLC (Ireland) (b)	353,941	8,112,328

		8,643,794
Regional Banks—15.38%
Fifth Third Bancorp	666,837	9,915,866

First Midwest Bancorp, Inc.	89,813	1,049,914

SunTrust Banks, Inc.	318,826	9,701,875

Wilmington Trust Corp.	150,000	657,000

Zions Bancorp.	400,324	9,439,640

		30,764,295
Reinsurance—1.79%
Transatlantic Holdings, Inc.	69,489	3,575,209

Specialized Consumer Services—1.54%
H&R Block, Inc.	245,520	3,073,910

Specialized Finance—1.53%
Moody’s Corp.	104,272	3,062,469

Thrifts & Mortgage Finance—3.58%
Capitol Federal Financial Inc.	35,067	427,467

Hudson City Bancorp, Inc.	613,648	6,737,855

		7,165,322
Total Common Stocks (Cost $197,979,728)		184,777,182
Money Market Funds—8.15%
Liquid Assets Portfolio — Institutional Class (c)	8,151,022	8,151,022

Premier Portfolio — Institutional Class (c)	8,151,021	8,151,021

Total Money Market Funds (Cost $16,302,043)		16,302,043
TOTAL INVESTMENTS—100.50% (Cost $214,281,771)		201,079,225

OTHER ASSETS LESS LIABILITIES—(0.50)%		(1,007,162)

NET ASSETS—100.00%		$200,072,063

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	The money market fund and the Fund are affiliated by having the same investment advisor.
See accompanying notes which are an integral part of this schedule.
Invesco Financial Services Fund

Notes to Quarterly Schedule of Portfolio Holdings
January 31, 2011
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.

Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity.
Invesco Financial Services Fund

A.	Security Valuations — (continued)

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.	Other Risks — The Fund’s investments are concentrated in a comparatively narrow segment of the economy, which may make the Fund more volatile.

The financial services sector is subject to extensive government regulation, which may change frequently. In addition, the profitability of businesses in the financial service sector depends on the availability and cost of money and may fluctuate significantly in response to changes in government regulation, interest rates and general economic conditions. Businesses in the financial sector often operate with substantial financial leverage.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
Invesco Financial Services Fund

NOTE 2 — Additional Valuation Information — (continued)
     The following is a summary of the tiered valuation input levels, as of January 31, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
     During the nine months ended January 31, 2011, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Equity Securities	$201,079,225	$—	$—	$201,079,225

NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended January 31, 2011 was $43,785,841 and $69,271,305, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$21,636,494

Aggregate unrealized (depreciation) of investment securities	(35,320,199)

Net unrealized appreciation of investment securities	$(13,683,705)

Cost of investments for tax purposes is $214,762,930.
Invesco Financial Services Fund

Invesco Gold & Precious Metals Fund
Quarterly Schedule of Portfolio Holdings
January 31, 2011

invesco.com/us	I-GPM-QTR-1 01/11	Invesco Advisers, Inc.

Schedule of Investments
January 31, 2011
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests—99.67%
Australia—5.31%
BHP Billiton Ltd. -ADR	76,071	$6,772,601

Newcrest Mining Ltd.	639,605	23,928,983

		30,701,584
Canada—66.07%
Agnico-Eagle Mines Ltd.	420,014	28,745,758

Alamos Gold Inc.	883,477	13,358,476

Aurizon Mines Ltd. (a)	2,336,740	14,861,666

Barrick Gold Corp.	602,034	28,602,635

Cameco Corp.	417,909	17,330,686

Centerra Gold Inc.	519,910	8,344,106

Detour Gold Corp. (a)	842,899	21,996,356

Eldorado Gold Corp.	1,299,163	20,876,393

Franco-Nevada Corp.	393,521	10,937,471

Fronteer Gold, Inc. (a)	2,768,663	27,346,527

Goldcorp, Inc.	726,164	29,199,055

Harry Winston Diamond Corp. (a)	384,687	4,160,751

IAMGOLD Corp.	1,524,211	28,983,299

Kinross Gold Corp.	571,995	9,505,640

Minefinders Corp. Ltd. (a)(b)	1,229,347	11,912,372

Osisko Mining Corp. (a)	1,458,789	19,391,273

Pan American Silver Corp.	571,990	18,766,992

Silver Wheaton Corp. (a)	1,344,748	41,418,238

Yamana Gold Inc.	2,345,603	26,505,314

		382,243,008

Peru—3.71%
Cia de Minas Buenaventura S.A. -ADR	524,325	21,497,325

South Africa—9.09%
Gold Fields Ltd. -ADR	1,015,424	16,114,779

Harmony Gold Mining Co. Ltd. -ADR(b)	404,670	4,414,950

Impala Platinum Holdings Ltd.	431,208	12,297,944

Randgold Resources Ltd. -ADR(b)	258,319	19,758,820

		52,586,493

United States—15.49%
Coeur d’Alene Mines Corp. (a)	300,975	7,036,796

Freeport-McMoRan Copper & Gold Inc.	195,756	21,288,465

iShares Gold Trust (a)(b)	786,600	10,233,666

Newmont Mining Corp.	462,388	25,463,707

SPDR Gold Shares (a)	115,800	15,038,946

Stillwater Mining Co. (a)	486,597	10,549,423

		89,611,003

Total Common Stocks & Other Equity Interests (Cost $418,854,594)		576,639,413

Money Market Funds—0.29%
Liquid Assets Portfolio — Institutional Class (c)	838,970	838,970

Premier Portfolio — Institutional Class (c)	838,970	838,970

Total Money Market Funds (Cost $1,677,940)		1,677,940

TOTAL INVESTMENTS (excluding investments purchased with cash collateral from securities on loan)—99.96% (Cost $420,532,534)		578,317,353

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds—0.75%
Liquid Assets Portfolio — Institutional Class (Cost $4,333,050)(c)(d)	4,333,050	4,333,050

TOTAL INVESTMENTS—100.71% (Cost $424,865,584)		582,650,403

OTHER ASSETS LESS LIABILITIES—(0.71)%		(4,111,015)

NET ASSETS—100.00%		$578,539,388

Investment Abbreviations:
ADR	—	American Depositary Receipt

SPDR	—	Standard & Poor’s Depositary Receipt
Notes to Schedule of Investments:
(a)	Non-income producing security.

(b)	All or a portion of this security was out on loan at January 31, 2011.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser.

(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1E.
See accompanying notes which are an integral part of this schedule.
Invesco Gold & Precious Metals Fund

Notes to Quarterly Schedule of Portfolio Holdings
January 31, 2011
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity.
Invesco Gold & Precious Metals Fund

A.	Security Valuations — (continued)

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Other Risks — The Fund’s investments are concentrated in a comparatively narrow segment of the economy, which may make the Fund more volatile.
     The Fund may invest a large percentage of its assets in a limited number of securities or other instruments, which could negatively affect the value of the Fund.
     Fluctuations in the price of gold and precious metals may affect the profitability of companies in the gold and precious metals sector. Changes in the political or economic conditions of countries where companies in the gold and precious metals sector are located may have a direct effect on the price of gold and precious metals.
E.	Securities Lending — The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.
Invesco Gold & Precious Metals Fund

F.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
     The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
G.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
     The following is a summary of the tiered valuation input levels, as of January 31, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Invesco Gold & Precious Metals Fund

NOTE 2 — Additional Valuation Information — (continued)
     During the nine months ended January 31, 2011, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Equity Securities	$546,423,476	$36,226,927	$—	$582,650,403

NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended January 31, 2011 was $119,981,474 and $89,889,628, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$147,171,981

Aggregate unrealized (depreciation) of investment securities	(12,888,875)

Net unrealized appreciation of investment securities	$134,283,106

Cost of investments for tax purposes is $448,367,297.
Invesco Gold & Precious Metals Fund

Invesco Leisure Fund
Quarterly Schedule of Portfolio Holdings
January 31,2011

invesco.com/us	I-LEI-QTR-1 01/11	Invesco Advisers, Inc.

Schedule of Investments (a)
January 31, 2011
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests—98.27%
Advertising—3.93%
Interpublic Group of Cos., Inc. (The) (b)	614,875	$6,573,014

National CineMedia, Inc.	163,438	2,883,046

Omnicom Group Inc.	120,696	5,416,837

		14,872,897

Apparel Retail—1.56%
Abercrombie & Fitch Co. — Class A	76,206	3,841,544

Urban Outfitters, Inc. (b)	60,512	2,046,516

		5,888,060

Apparel, Accessories & Luxury Goods—2.07%
Coach, Inc.	75,211	4,068,163

Polo Ralph Lauren Corp.	35,280	3,781,310

		7,849,473

Auto Parts & Equipment—3.92%
Autoliv, Inc. (Sweden)	96,781	7,432,781

Johnson Controls, Inc.	192,866	7,404,126

		14,836,907

Automobile Manufacturers—4.81%
Ford Motor Co. (b)	677,593	10,807,608

Honda Motor Co., Ltd. (Japan)	175,039	7,393,000

		18,200,608

Automotive Retail—1.91%
CarMax, Inc. (b)	220,845	7,210,589

Broadcasting—5.92%
CBS Corp. — Class B	210,856	4,181,274

Discovery Communications, Inc. — Class A (b)	142,979	5,576,181

Grupo Televisa, S.A.B. de C.V. — ADR (Mexico) (b)	263,129	6,330,884

Scripps Networks Interactive Inc. — Class A	136,116	6,329,394

		22,417,733

Cable & Satellite—6.98%
Comcast Corp. — Class A	535,438	12,181,215

DIRECTV — Class A (b)	241,757	10,248,079

Time Warner Cable Inc.	59,052	4,005,497

		26,434,791

Casinos & Gaming—4.95%
Las Vegas Sands Corp. (b)	86,655	4,028,591

MGM Resorts International (b)	168,805	2,503,378

Penn National Gaming, Inc. (b)	154,394	5,516,498

WMS Industries Inc. (b)	159,619	6,696,017

		18,744,484

Department Stores—3.35%
Kohl’s Corp. (b)	109,281	5,549,289

Macy’s, Inc.	152,129	3,521,786

Nordstrom, Inc.	87,603	3,607,492

		12,678,567

Footwear—2.48%
NIKE, Inc. — Class B	113,808	9,386,884

General Merchandise Stores—3.07%
Target Corp.	211,753	11,610,417

Home Furnishings—1.76%
Mohawk Industries, Inc. (b)	120,077	6,670,277

Home Improvement Retail—5.45%
Home Depot, Inc. (The)	292,768	10,765,079

Lowe’s Cos., Inc.	397,308	9,853,239

		20,618,318

Homefurnishing Retail—0.92%
Bed Bath & Beyond Inc. (b)	72,174	3,464,352

Hotels, Resorts & Cruise Lines—8.62%
Carnival Corp. (c)	82,515	3,689,246

Choice Hotels International, Inc.	93,039	3,528,969

Hyatt Hotels Corp. — Class A (b)	163,111	7,925,563

Marriott International Inc. — Class A	302,026	11,927,007

Starwood Hotels & Resorts Worldwide, Inc.	94,228	5,556,625

		32,627,410

Household Appliances—1.01%
Stanley Black & Decker Inc.	52,729	3,832,344

Hypermarkets & Super Centers—1.30%
Costco Wholesale Corp.	68,707	4,935,911

Internet Retail—4.43%
Amazon.com, Inc. (b)	64,796	10,991,994

Netflix Inc. (b)	26,943	5,767,957

		16,759,951

Internet Software & Services—2.44%
Baidu, Inc. — ADR (China) (b)	51,611	5,606,503

Google Inc. — Class A (b)	6,033	3,621,972

		9,228,475

Motorcycle Manufacturers—1.23%
Harley-Davidson, Inc.	117,459	4,657,249

See accompanying notes which are an integral part of this schedule.
Invesco Leisure Fund

	Shares	Value

Movies & Entertainment—8.60%
Time Warner Inc.	195,861	$6,159,828

Viacom Inc.,

Class A (d)	123,817	5,898,642

Class B	133,651	5,553,199

Walt Disney Co. (The)	383,953	14,924,253

		32,535,922

Restaurants—12.18%
Brinker International, Inc.	276,160	6,498,045

Buffalo Wild Wings Inc. (b)	62,315	2,727,528

Chipotle Mexican Grill, Inc. (b)	16,408	3,592,039

Darden Restaurants, Inc.	225,925	10,643,327

Jack in the Box Inc. (b)	135,261	2,967,626

McDonald’s Corp.	74,250	5,469,997

P.F. Chang’s China Bistro, Inc. (d)	103,390	4,760,076

Starbucks Corp.	299,741	9,450,834

		46,109,472

Soft Drinks—1.09%
Hansen Natural Corp. (b)	72,548	4,109,119

Specialized Consumer Services—0.23%
Weight Watchers International, Inc.	22,380	868,344

Specialty Stores—3.11%
Staples, Inc.	273,944	6,111,691

Tiffany & Co.	97,109	5,644,946

		11,756,637

Systems Software—0.95%
Rovi Corp. (b)	58,398	3,606,660

Total Common Stocks & Other Equity Interests (Cost $281,352,381)		371,911,851

Money Market Funds—1.13%
Liquid Assets Portfolio — Institutional Class (e)	2,132,709	2,132,709

Premier Portfolio — Institutional Class (e)	2,132,710	2,132,710

Total Money Market Funds (Cost $4,265,419)		4,265,419

TOTAL INVESTMENTS (excluding investments purchased with cash collateral from securities on loan)—99.40% (Cost $285,617,800)		376,177,270

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds—2.14%
Liquid Assets Portfolio — Institutional Class (Cost $8,109,404) (e) (f)	8,109,404	8,109,404

TOTAL INVESTMENTS—101.54% (Cost $293,727,204)		384,286,674

OTHER ASSETS LESS LIABILITIES—(1.54)%		(5,819,879)

NET ASSETS—100.00%		$378,466,795

Investment Abbreviations:
ADR — American Depositary Receipt

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	Each unit represents one common share with paired trust share.

(d)	All or a portion of this security was out on loan at January 31, 2011.

(e)	The money market fund and the Fund are affiliated by having the same investment adviser.

(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1E.
See accompanying notes which are an integral part of this schedule.
Invesco Leisure Fund

Notes to Quarterly Schedule of Portfolio Holdings
January 31, 2011
(Unaudited)
NOTE 1 — Significant Accounting Policies
A. Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Invesco Leisure Fund

B. Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C. Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D. Other Risks — The Fund’s investments are concentrated in a comparatively narrow segment of the economy, which may make the Fund more volatile.
     The leisure sector depends on consumer discretionary spending, which generally falls during economic downturns. Securities of gambling casinos are often subject to high price volatility and are considered speculative. Securities of companies that make video and electronic games may be affected by the games’ risk of rapid obsolescence.
E. Securities Lending — The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.
F. Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized
Invesco Leisure Fund

F. Foreign Currency Translations — (continued)
gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
     The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
G. Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	— Prices are determined using quoted prices in an active market for identical assets.

Level 2	— Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3	— Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
     The following is a summary of the tiered valuation input levels, as of January 31, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
     During the nine months ended January 31, 2011, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Equity Securities	$376,893,674	$7,393,000	$—	$384,286,674

Invesco Leisure Fund

NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended January 31, 2011 was $160,943,246 and $201,115,172, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$91,917,697

Aggregate unrealized (depreciation) of investment securities	(1,632,635)

Net unrealized appreciation of investment securities	$90,285,062

Cost of investments for tax purposes is $294,001,612.
Invesco Leisure Fund

Invesco Small-Mid Special Value Fund
Quarterly Schedule of Portfolio Holdings
January 31, 2011

invesco.com/us	MS-SMSV-QTR-1 01/11	Invesco Advisers, Inc.

Schedule of Investments(a)
January 31, 2011
(Unaudited)

	Shares	Value

Common Stocks—97.94%
Advertising—3.07%
Interpublic Group of Cos., Inc. (The) (b)	275,000	$2,939,750

Aerospace & Defense—5.14%
AAR Corp. (b)	75,066	2,011,018

AerCap Holdings N.V. (Netherlands)(b)	194,780	2,906,118

		4,917,136

Apparel Retail—1.73%
Abercrombie & Fitch Co. -Class A	32,900	1,658,489

Apparel, Accessories & Luxury Goods—1.77%
Liz Claiborne, Inc. (b)	342,100	1,689,974

Asset Management & Custody Banks—3.01%
Federated Investors, Inc. -Class B	55,100	1,492,108

Janus Capital Group Inc.	107,800	1,391,698

		2,883,806

Construction & Engineering—2.59%
Shaw Group Inc. (The) (b)	65,700	2,481,489

Construction Materials—1.06%
Eagle Materials Inc.	34,800	1,009,200

Construction, Farm Machinery & Heavy Trucks—5.94%
Terex Corp. (b)	84,700	2,746,821

WABCO Holdings Inc. (b)	50,300	2,937,520

		5,684,341

Consumer Electronics—2.54%
Harman International Industries, Inc. (b)	56,000	2,425,920

Data Processing & Outsourced Services—6.14%
Alliance Data Systems Corp. (b)	36,600	2,589,084

Broadridge Financial Solutions Inc.	54,900	1,256,661

Computer Sciences Corp.	38,000	2,025,020

		5,870,765

Electric Utilities—1.60%
NV Energy, Inc.	106,800	1,534,716

Electrical Components & Equipment—2.49%
Belden Inc.	68,400	2,377,584

Electronic Manufacturing Services—4.55%
Flextronics International Ltd. (Singapore) (b)	121,800	973,182

Jabil Circuit, Inc.	167,300	3,381,133

		4,354,315

Gas Utilities—1.93%
UGI Corp.	59,000	1,849,650

Health Care Equipment—1.99%
Beckman Coulter, Inc.	26,400	1,901,064

Health Care Facilities—1.91%
Select Medical Holdings Corp. (b)	170,806	1,151,232

VCA Antech, Inc. (b)	29,500	676,140

		1,827,372

Health Care Supplies—1.24%
Cooper Cos., Inc. (The)	20,749	1,189,748

Human Resource & Employment Services—2.14%
Robert Half International, Inc.	65,400	2,050,944

Industrial Machinery—2.50%
Snap-on Inc.	42,300	2,395,449

IT Consulting & Other Services—5.99%
Acxiom Corp. (b)	50,500	870,115

Amdocs Ltd. (b)	71,600	2,086,424

MAXIMUS, Inc.	20,432	1,386,311

Teradata Corp. (b)	32,400	1,392,876

		5,735,726

Life & Health Insurance—2.64%
CNO Financial Group, Inc. (b)	399,700	2,530,101

Life Sciences Tools & Services—3.05%
PerkinElmer, Inc.	77,400	1,979,892

Pharmaceutical Product Development, Inc.	32,100	935,394

		2,915,286

Multi-Utilities—2.24%
CMS Energy Corp.	109,700	2,139,150

Office Electronics—1.26%
Zebra Technologies Corp., -Class A (b)	31,000	1,205,900

Office Services & Supplies—3.24%
Avery Dennison Corp.	42,400	1,784,616

Interface, Inc. -Class A	81,167	1,318,964

		3,103,580

Oil & Gas Equipment & Services—1.90%
Superior Energy Services, Inc. (b)	51,760	1,817,811

Oil & Gas Exploration & Production—2.32%
Pioneer Natural Resources Co.	23,300	2,217,228

Packaged Foods & Meats—0.83%
ConAgra Foods, Inc.	35,600	794,948

Paper Packaging—2.08%
Sealed Air Corp.	74,700	1,993,743

See accompanying notes which are an integral part of this schedule.
Invesco Small-Mid Special Value Fund

	Shares	Value

Property & Casualty Insurance—1.40%
Axis Capital Holdings Ltd. (Bermuda)	37,600	$1,337,808

Regional Banks—2.24%
Zions Bancorp.	90,800	2,141,064

Reinsurance—3.55%
Reinsurance Group of America, Inc.	37,400	2,152,744

Transatlantic Holdings, Inc.	24,200	1,245,090

		3,397,834

Restaurants—2.61%
AFC Enterprises, Inc. (b)	31,904	475,370

Wendy’s/Arby’s Group, Inc. -Class A	418,500	2,021,355

		2,496,725

Semiconductor Equipment—2.12%
Novellus Systems, Inc. (b)	56,200	2,027,134

Specialized Consumer Services—1.71%
H&R Block, Inc.	36,400	455,728

Weight Watchers International, Inc.	30,500	1,183,400

		1,639,128

Systems Software—2.43%
Check Point Software Technologies Ltd. (Israel) (b)	52,200	2,325,510

Thrifts & Mortgage Finance—1.28%
TFS Financial Corp.	125,300	1,221,675

Tires & Rubber—1.71%
Goodyear Tire & Rubber Co. (The) (b)	138,100	1,640,628

Total Common Stocks (Cost $67,619,507)		93,722,691

Money Market Funds—2.34%
Liquid Assets Portfolio — Institutional Class (c)	1,119,644	1,119,644

Premier Portfolio — Institutional Class (c)	1,119,644	1,119,644

Total Money Market Funds (Cost $2,239,288)		2,239,288

TOTAL INVESTMENTS—100.28% (Cost $69,858,795)		95,961,979

OTHER ASSETS LESS LIABILITIES—(0.28)%		(271,557)

NET ASSETS—100.00%		$95,690,422

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser.
See accompanying notes which are an integral part of this schedule.
Invesco Small-Mid Special Value Fund

Notes to Quarterly Schedule of Portfolio Holdings
January 31, 2011
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity.
Invesco Small-Mid Special Value Fund

A.	Security Valuations —(continued)
Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
Invesco Small-Mid Special Value Fund

NOTE 2 — Additional Valuation Information-(continued)
     The following is a summary of the tiered valuation input levels, as of January 31, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
     During the nine months ended January 31, 2011, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Equity Securities	$95,961,979	$—	$—	$95,961,979
NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended January 31, 2011 was $46,397,021 and $56,050,341, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$25,572,844

Aggregate unrealized (depreciation) of investment securities	(598,530)

Net unrealized appreciation of investment securities	$24,974,314

Cost of investments for tax purposes is $70,987,665.
NOTE 4 — Significant Event
The Board of Trustees unanimously approved an Agreement and Plan of Reorganization (the “Agreement”) pursuant to which Invesco Small-Mid Special Value Fund (the “Fund”) would transfer all of its assets and liabilities to Invesco Van Kampen Small Cap Value Fund (the “Acquiring Fund”) in exchange for shares of the Acquiring Fund. The Agreement requires approval of the Fund’s shareholders and will be submitted to the shareholders for their consideration at a meeting to be held in or around April 2011.
Invesco Small-Mid Special Value Fund

Invesco Technology Fund
Quarterly Schedule of Portfolio Holdings
January 31, 2011

invesco.com/us	I-TEC-QTR-1 01/11	Invesco Advisers, Inc.

Schedule of Investments(a)
January 31, 2011
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests—97.01%

Application Software—6.92%
Autodesk, Inc. (b)	261,735	$10,647,380

Citrix Systems, Inc. (b)	159,401	10,070,955

NICE Systems Ltd. -ADR (Israel)(b)	247,267	8,090,576

Quest Software, Inc. (b)	327,279	8,450,344

TIBCO Software Inc. (b)	453,821	9,974,986

		47,234,241

Communications Equipment—13.15%

Acme Packet, Inc. (b)	143,616	7,723,669

Ciena Corp. (b)	497,506	10,960,057

Cisco Systems, Inc. (b)	659,842	13,955,658

Finisar Corp. (b)	269,234	8,965,492

JDS Uniphase Corp. (b)	605,620	10,277,371

Plantronics, Inc.	144,743	5,123,902

Polycom, Inc. (b)	149,561	6,558,250

QUALCOMM, Inc.	403,319	21,831,658

Sonus Networks, Inc. (b)	881,246	2,423,427

Sycamore Networks, Inc.	91,729	1,913,467

		89,732,951

Computer Hardware—8.35%

Apple Inc. (b)	150,229	50,975,705

Hewlett-Packard Co.	131,196	5,994,345

		56,970,050

Computer Storage & Peripherals—6.04%

EMC Corp. (b)	724,223	18,025,910

NetApp, Inc. (b)	111,338	6,093,529

SanDisk Corp. (b)	141,618	6,425,209

Seagate Technology PLC (Ireland)(b)	218,369	3,057,166

STEC Inc. (b)(c)	215,341	4,412,337

Western Digital Corp. (b)	94,166	3,203,527

		41,217,678

Data Processing & Outsourced Services—4.81%

Alliance Data Systems Corp. (b)(c)	92,868	6,569,482

MasterCard, Inc. -Class A	35,055	8,290,858

Visa Inc. — Class A	42,390	2,960,942

Western Union Co.	271,188	5,499,693

Wright Express Corp. (b)	201,007	9,511,651

		32,832,626

Electronic Components—1.18%

Corning Inc.	362,590	8,053,124

Electronic Manufacturing Services—5.35%

Flextronics International Ltd. (Singapore)(b)	1,666,422	13,314,712

Jabil Circuit, Inc.	239,729	4,844,923

Tyco Electronics Ltd. (Switzerland)	505,488	18,313,830

		36,473,465

Fertilizers & Agricultural Chemicals—1.18%

Monsanto Co.	109,985	8,070,699

Home Entertainment Software—0.52%

Nintendo Co., Ltd. (Japan)	13,100	3,539,505

Internet Retail—2.90%

Amazon.com, Inc. (b)	65,147	11,051,537

Netflix Inc. (b)(c)	40,786	8,731,467

		19,783,004

Internet Software & Services—5.61%

Google Inc. — Class A (b)	47,766	28,676,796

VeriSign, Inc.	156,000	5,249,400

Yahoo! Inc. (b)	268,663	4,330,847

		38,257,043

IT Consulting & Other Services—6.30%

Accenture PLC -Class A (Ireland)	201,998	10,396,837

Cognizant Technology Solutions Corp. -Class A (b)	320,931	23,411,917

International Business Machines Corp.	56,801	9,201,762

		43,010,516

Other Diversified Financial Services—0.91%

BlueStream Ventures L.P. (Acquired 08/03/00-06/13/08; Cost $25,801,962) (d)(e)	—	6,209,834

Semiconductor Equipment—3.42%
Advanced Energy Industries, Inc. (b)	251,658	3,886,858

ASML Holding N.V. -New York Shares (Netherlands)	185,712	7,801,761

Cymer, Inc. (b)	161,601	7,852,192

Novellus Systems, Inc. (b)	105,453	3,803,690

		23,344,501

Semiconductors—15.55%

ARM Holdings PLC -ADR (United Kingdom) (c)	45,489	1,139,045

Atmel Corp. (b)	290,362	3,931,502

Avago Technologies Ltd. (Singapore)	365,638	10,497,467

Broadcom Corp. -Class A	255,231	11,508,366

Cirrus Logic, Inc. (b)	245,174	5,156,009

See accompanying notes which are an integral part of this schedule.
Invesco Technology Fund

	Shares	Value

Semiconductors—(continued)

Cypress Semiconductor Corp. (b)	204,623	$4,430,088

Intel Corp.	570,239	12,237,329

Marvell Technology Group Ltd. (b)	256,094	4,868,347

Micron Technology, Inc. (b)	443,342	4,672,825

Microsemi Corp. (b)	763,762	17,177,007

ON Semiconductor Corp. (b)	893,048	9,868,180

RF Micro Devices, Inc. (b)	431,617	2,900,466

Semtech Corp. (b)	383,649	8,376,976

Skyworks Solutions, Inc. (b)	179,959	5,717,297

Xilinx, Inc.	112,236	3,613,999

		106,094,903

Systems Software—14.82%

Ariba Inc. (b)	403,684	11,339,484

Check Point Software Technologies Ltd. (Israel)(b)	512,316	22,823,678

CommVault Systems, Inc. (b)	106,426	3,287,499

Microsoft Corp.	657,293	18,223,448

Oracle Corp.	481,250	15,414,438

Red Hat, Inc. (b)	241,347	9,972,458

Rovi Corp. (b)	216,437	13,367,149

Symantec Corp. (b)	316,345	5,570,835

Velti PLC (Ireland)(b)	81,414	1,157,707

		101,156,696

Total Common Stocks & Other Equity Interests (Cost $448,007,586)		661,980,836

Money Market Funds—1.79%

Liquid Assets Portfolio — Institutional Class (f)	6,103,276	6,103,276

Premier Portfolio — Institutional Class (f)	6,103,276	6,103,276

Total Money Market Funds (Cost $12,206,552)		12,206,552

TOTAL INVESTMENTS (excluding investments purchased with cash collateral from securities on loan)—98.80% (Cost $460,214,138)		674,187,388

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds—1.39%

Liquid Assets Portfolio — Institutional Class (Cost $9,524,801)(f)(g)	9,524,801	9,524,801

TOTAL INVESTMENTS—100.19% (Cost $469,738,939)		683,712,189

OTHER ASSETS LESS LIABILITIES—(0.19)%		(1,321,376)

NET ASSETS—100.00%		$682,390,813

Investment Abbreviations:
ADR — American Depositary Receipt

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	All or a portion of this security was out on loan at January 31, 2011.

(d)	The Fund has a 10.29% ownership of BlueStream Ventures L.P. (“BlueStream”) and has a remaining commitment of $829,416 to purchase additional interests in BlueStream, which is subject to the terms of the partnership agreement. BlueStream may be considered an affiliated company. Security is considered venture capital. The value of this security as of January 31, 2011 represented 0.91% of the Fund’s Net Assets. See Note 3.

(e)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at January 31, 2011 represented 0.91% of the Fund’s Net Assets.

(f)	The money market fund and the Fund are affiliated by having the same investment adviser.

(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1E.
See accompanying notes which are an integral part of this schedule.
Invesco Technology Fund

Notes to Quarterly Schedule of Portfolio Holdings
January 31, 2011
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity.
Invesco Technology Fund

A.	Security Valuations — (continued)
Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.	Other Risks — The Fund’s investments are concentrated in a comparatively narrow segment of the economy, which may make the Fund more volatile.
     Many products and services offered in technology-related industries are subject to rapid obsolescence, which may lower the value of the issuers in this sector.
E.	Securities Lending — The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.

F.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results
Invesco Technology Fund

F.	Foreign Currency Translations — (continued) of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
     The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
G.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
          The following is a summary of the tiered valuation input levels, as of January 31, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
          During the nine months ended January 31, 2011, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Equity Securities	$677,502,355	$—	$6,209,834	$683,712,189

Invesco Technology Fund

NOTE 3 — Investments in Other Affiliates
The Investment Company Act of 1940 defines affiliates as those issuances in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The following is a summary of the investments in affiliates for the nine months ended January 31, 2011.

				Change in
				Unrealized
	Value	Purchases at	Proceeds from	Appreciation		Value	Dividend
	04/30/10	Cost	Sales	(Depreciation)	Realized Gain (Loss)	01/31/11	Income

BlueStream Ventures L.P.	$7,653,343	$—	$—	$(1,443,509)	$—	$6,209,834	$5,348,810

NOTE 4 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended January 31, 2011 was $212,030,159 and $270,433,174, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$250,088,461

Aggregate unrealized (depreciation) of investment securities	(26,618,977)

Net unrealized appreciation of investment securities	$223,469,484

Cost of investments for tax purposes is $460,242,705.
NOTE 5 — Significant Event
The Board of Trustees unanimously approved an Agreement and Plan of Reorganization (the “Agreement”) pursuant to which the Invesco Technology Fund (the “Fund”) would acquire all of the assets and liabilities of Invesco Technology Sector Fund and Invesco Van Kampen Technology Fund (the “Target Funds”) in exchange for shares of the Fund. The Agreement requires approval of the Target Fund’s shareholders and will be submitted to the shareholders for their consideration at a meeting to be held in or around April 2011.
Invesco Technology Fund

Invesco Utilities Fund
Quarterly Schedule of Portfolio Holdings
January 31, 2011

invesco.com/us	I-UTI-QTR-1 01/11	Invesco Advisers, Inc.

Schedule of Investments (a)
January 31, 2011
(Unaudited)

	Shares	Value

Common Stocks—96.71%

Electric Utilities—46.45%
American Electric Power Co., Inc.	288,813	$10,304,848

Duke Energy Corp.	356,635	6,376,634

E.ON AG (Germany)	181,827	6,068,435

Edison International	206,442	7,489,716

Entergy Corp.	113,104	8,162,716

Exelon Corp.	128,702	5,471,122

FirstEnergy Corp.	182,411	7,135,918

NextEra Energy, Inc.	57,661	3,082,557

Northeast Utilities	201,714	6,640,425

Pepco Holdings, Inc.	511,384	9,496,401

Pinnacle West Capital Corp.	35,941	1,463,158

Portland General Electric Co.	442,985	9,896,285

PPL Corp.	319,998	8,252,748

Progress Energy, Inc.	66,000	2,964,720

Southern Co.	268,975	10,118,839

		102,924,522

Gas Utilities—7.03%

AGL Resources Inc.	94,372	3,463,452

Atmos Energy Corp.	57,122	1,862,177

ONEOK, Inc.	119,945	7,063,561

UGI Corp.	101,519	3,182,621

		15,571,811

Independent Power Producers & Energy Traders—5.25%

Calpine Corp. (b)	340,702	4,861,817

NRG Energy, Inc. (b)	326,496	6,774,792

		11,636,609

Integrated Telecommunication Services—5.75%

AT&T, Inc.	117,460	3,232,499

Qwest Communications International Inc.	388,412	2,769,378

Verizon Communications, Inc.	189,471	6,748,957

		12,750,834

Multi-Utilities—27.04%

CMS Energy Corp.	141,294	2,755,233

Dominion Resources, Inc.	256,338	11,160,957

DTE Energy Co.	48,908	2,262,484

National Grid PLC (United Kingdom)	1,078,733	9,606,221

NiSource Inc.	95,188	1,772,401

PG&E Corp.	128,398	5,942,260

Public Service Enterprise Group Inc.	208,552	6,763,341

Sempra Energy	150,445	7,833,671

TECO Energy, Inc.	89,157	1,641,380

Xcel Energy, Inc.	432,000	10,182,240

		59,920,188

Oil & Gas Exploration & Production—1.24%

EQT Corp.	56,968	2,745,288

Oil & Gas Storage & Transportation—3.95%

Southern Union Co.	150,011	4,008,294

Williams Cos., Inc. (The)	175,827	4,745,571

		8,753,865

Total Common Stocks (Cost $191,170,387)		214,303,117

Money Market Funds—3.60%

Liquid Assets Portfolio — Institutional Class (c)	3,986,956	3,986,956

Premier Portfolio — Institutional Class (c)	3,986,956	3,986,956

Total Money Market Funds (Cost $7,973,912)		7,973,912

TOTAL INVESTMENTS—100.31% (Cost $199,144,299)		222,277,029

OTHER ASSETS LESS LIABILITIES—(0.31)%		(697,079)

NET ASSETS—100.00%		$221,579,950

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser.
See accompanying notes which are an integral part of this schedule.
Invesco Utilities Fund

Notes to Quarterly Schedule of Portfolio Holdings
January 31, 2011
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Invesco Utilities Fund

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.	Other Risks — The Fund’s investments are concentrated in a comparatively narrow segment of the economy, which may make the Fund more volatile.
     The Fund may invest a large percentage of its assets in a limited number of securities or other instruments, which could negatively affect the value of the Fund.
     The following factors may affect the Fund’s investments in the utilities sector: governmental regulation, economic factors, ability of the issuer to obtain financing, prices of natural resources and risks associated with nuclear power.
E.	Securities Lending — The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.

F.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of
Invesco Utilities Fund

F.	Foreign Currency Translations — (continued)
market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
     The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
G.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
          The following is a summary of the tiered valuation input levels, as of January 31, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
          During the nine months ended January 31, 2011, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Equity Securities	$206,602,373	$15,674,656	$—	$222,277,029

Invesco Utilities Fund

NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended January 31, 2011 was $26,862,974 and $47,699,140, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$31,462,367

Aggregate unrealized (depreciation) of investment securities	(8,728,273)

Net unrealized appreciation of investment securities	$22,734,094

Cost of investments for tax purposes is $199,542,935.
NOTE 4 — Significant Event
The Board of Trustees unanimously approved an Agreement and Plan of Reorganization (the “Agreement”) pursuant to which Invesco Utilities Fund (the “Fund”) would acquire all of the assets and liabilities of Invesco Van Kampen Utility Fund (the “Target Fund”) in exchange for shares of the Fund. The Agreement requires approval of the Target Fund’s shareholders and will be submitted to the shareholders for their consideration at a meeting to be held in or around April 2011.
Invesco Utilities Fund

Item 2. Controls and Procedures.
(a)	As of March 21, 2011, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of March 21, 2011, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Registrant: AIM Sector Funds (Invesco Sector Funds)

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date: April 1, 2011
Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date: April 1, 2011

By:	/s/ Philip A. Taylor
Sheri Morris
Principal Financial Officer

Date: April 1, 2011

EXHIBIT INDEX
Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.